SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (‘‘US GAAP’’).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs and their wholly owned enterprises. All inter-company transactions and balances have been eliminated on consolidation.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use or which have maturities of three months or less when purchased.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

The Group provides specific provision for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial conditions of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s historical payment history, the customer’s current credit-worthiness and the current economic trends.

Notes receivable

Notes receivable

Notes receivable represent bank drafts which may be drawn upon financial institutions. The Group receives these notes receivable as a form of payment from its customers. These notes are transferable and are generally payable after three to six months.

Prepaid expenses	Prepaid expenses Prepaid expenses mainly represent the prepaid media costs made to television stations in advance of the airing of an advertisement.
Deposits

Deposits

Deposits consist of the deposits that are required to bid for advertising slots with China Central Television (‘‘CCTV’’). The Group makes these deposits in advance of the bidding. If the bid is successful, the deposit will be used against future purchases of advertising time; if the bid is unsuccessful, the funds are returned.

Deposits also represent amounts paid by the Group to other television stations in order to secure advertising time on the respective television channels.

Other current assets	Other current assets Other current assets include bank interest receivables, rental deposits, prepaid rent and staff advances.
Fixed assets, net

Fixed assets, net

Fixed assets are carried at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Computers, software and office equipment Leasehold improvements	3-5 years lesser of lease terms or 5 years, the estimated useful lives of the asset

Intangible assets, net

Intangible assets, net

Intangible assets, which consist of customer base, technology and non-compete agreements are carried at cost less accumulated amortization. Customer base is amortized based on the estimated attrition pattern of the acquired intangible; technology and non-compete agreements are calculated using the straight-line method over their respective expected useful lives as follows:

Customer base	6 years
Technology	3 years
Non-compete agreements	7 years

Equity method investments

Equity method investments

Equity method investments relate to affiliated companies over which the Company has the ability to exercise significant influence, but does not have control. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee of between 20% and 50% and other factors, such as representation on the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. The Company’s share of earnings of equity affiliate is included in the accompanying consolidated statements of operations.

Cost method investments

Cost method investments

Cost method investments are investments in an investee over which the Group does not have significant influence. The Group carries the investment at cost and recognizes income as any dividends received from the distribution of the investee’s earnings.

The Company reviews the investment for other-than temporary impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment and recognize the impairment loss if the carrying value exceeds fair value.

Goodwill

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. Goodwill impairment is tested using a two-step approach. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step is not required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of the reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purpose of evaluating goodwill impairment and does not result in an entry to implied fair value of goodwill. Management performed an annual goodwill impairment test as of December 31, 2011 and 2012, and no impairment loss was required.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable when these events occur. The Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group will recognize an impairment loss based on the fair value of the assets.

Advances from customers

Advances from customers

Advances from customers represent the customers’ prepayment of advertising costs to the Group. The customers will generally pay the Group a month in advance of their advertisements being aired.

Financial instruments

Financial instruments

Financial instruments include cash and cash equivalents, accounts and notes receivable, amounts due from related parties, cost method investments, equity method investments, accounts payable, amounts due to related parties and consideration payable. The carrying value of financial instruments, except for cost method investments or equity method investments, approximate their fair values, principally because of the short-term maturity of these instruments. Fair values of cost method investments and equity method investments are not readily determinable.

Fair value measurements

Fair value measurements

The Company follows the provisions of ASC 820, Fair Value Measurements and Disclosures in determining and disclosing certain fair value measurements. ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level I—Observable inputs such as quoted prices in active markets for identical, unrestricted assets or liabilities.

Level II—Quoted prices for similar assets or liabilities, or inputs other than quoted prices in active markets that are observable, either directly or indirectly.

Level III—Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions about the assumptions market participants would use in pricing the asset or liability. Valuation techniques include use of option-pricing models, discounted cash flows models and similar techniques.

Revenue recognition

Revenue recognition

The Group recognizes revenues based on the following revenue recognition principles.

Revenues are recognized when the following four criteria are met: (i) persuasive evidence that an arrangement exists; (ii) delivery of the products or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable; and (iv) collection of the resulting receivable is reasonably assured.

More specifically, the Group derives revenue from three operating segments. The revenue recognition policies for those segments are as follows:

(1)	Media investment management

Media investment management revenues are derived from the sale of advertising time or other advertising rights owned by the Group. The advertising time or rights are purchased from television networks and as a result the Group has the risk of ownership. Accordingly, the sale of these advertising time or rights is recorded on a gross basis. The revenues for these sales are recognized when the related advertisement time or right is utilized by the client.

(2)	Advertising Agency

Advertising agency revenues are derived from commissions received for assisting advertising clients in obtaining advertisement time on media platforms, primarily television stations. In general, the commission received is based on certain percentage of the cost of the advertising time purchased by the client. In many cases, the client pays the media owner for the advertising resource through the Group. As the Group acts as an agent for the client in such transactions, the revenue from these transactions is recognized on a net of cost basis when the related advertisement resource is utilized by the client.

The Group also receives performance-based sales commissions from the media platforms, equal to certain percentage of the purchase price for qualifying advertising resource purchased and utilized by advertising clients the Group represents. The amount of the additional commissions earned may be subject to adjustment based on various performance factors. Revenue is accrued and recognized when the amounts of the additional commissions are probable and reasonably estimable.

(3)	Branding and Identity Services

Branding and identity service revenues are derived from creative design and production management services for the development of advertisements and marketing consulting services. These revenues are recognized either upon delivery of the completed advertisement or ratably over the marketing consulting service period.

Rebates to customers

Rebates to customers

The Group provides cash incentives to certain customers based on their media spending volume on the Company’s media investment business, and accounts for it as a reduction of revenue. The payables of rebate to customers are included in the advances from customers on the consolidated balance sheets. The Group has estimated and recorded rebates to customers of US$4,938, US$5,383 and US$6,064 for the years ended December 31, 2010, 2011 and 2012, respectively.

Cost of revenues

Cost of revenues

(1)	Media investment management

Cost of revenues related to media investment management is primarily the cost of advertising time or other advertising rights sold, business taxes and value added taxes (“VAT”). The cost of advertising time or other rights is expensed when the right is utilized by the client or expires unused. The cost of business taxes are expensed as incurred.

(2)	Advertising agency

Cost of revenues related to advertising agency is primarily personnel related costs, business taxes, VAT and equipment depreciation expense. These costs are expensed as incurred.

(3)	Branding and identity services

Cost of revenues related to branding and identity services is primarily costs incurred for advertisement production, personnel related costs and business taxes. These costs are expensed as incurred.

The total amount of business taxes, VAT and surcharges included in cost of revenues were US$6,810, US$8,340, and US$4,351 for the years ended December 31, 2010, 2011 and 2012, respectively.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program has been phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, three PRC subsidiaries and one VIE of the Group became subject to VAT at the rate of 6%, on certain service revenues which were previously subject to business tax. VAT is recorded in cost of revenue when incurred and amounted to US$2,892 for the year ended December 31, 2012.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in other current liabilities on the consolidated balance sheets.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company’s overseas subsidiaries is either United States dollar or Hong Kong dollar. The Company’s PRC subsidiaries and VIEs and their wholly owned enterprises determine their functional currencies to be the Chinese Renminbi (‘‘RMB’’). The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position of its PRC subsidiaries, VIEs and their wholly owned enterprises, respectively.

Translation differences are recorded in accumulated other comprehensive income, a component of equity. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are included in the consolidated statements of operations.

Net income per share

Net income per share

Basic net income per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options and the conversion of convertible redeemable preferred shares.

Holders of Class A and Class B ordinary shares have the same dividend rights. Accordingly, the Company has not used the two-class method in computing net income per share.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Noncontrolling interest

Noncontrolling interest

On January 20, 2010, the Group acquired 60% of Vizeum’s business for the purpose of providing with an enhanced service platform that enables the Group to attract new advertising clients and expand customer base. The 40% interest held by Aegis Media is recorded as noncontrolling interest in the consolidated financial statements.

On September 14, 2012, Guozhi was established with a 70% interest held by Charm Media for the purpose of expanding its tourism advertising businesses. The remaining 30% interest held by other shareholders is recorded as noncontrolling interest in the consolidated financial statements.

Redeemable noncontrolling interest

Redeemable noncontrolling interest

In August 2011, the Group acquired 60% of Clickpro’s business. Clickpro is a leading Chinese performance and search engine marketing (“SEM”) firm with proprietary technology and full-service capabilities. Pursuant to the agreement with Clickpro, the Company granted a put option to Clickpro’s shareholders which allow them to sell the remaining 40% equity interest to the Group. The option is exercisable six years later at a per share price computed by a formula valuing the entire enterprise based on the Clickpro’s performance for the trailing 3 years.

On the acquisition date, the 40% redeemable noncontrolling interest was recorded outside of the permanent equity on the consolidated balance sheet at fair value of US$4,416. Subsequently, the noncontrolling interest was carried at the higher of (1) the initial carrying amount, increased or decreased for the noncontrolling interest’s share of net income or loss or (2) the accreted amount to the expected redemption value. The increase of US$307 and US$711 in the carrying amounts of the redeemable noncontrolling interest were recognized as the net income attributable redeemable noncontrolling interest in the consolidated statements of operations for the years ended December 31, 2011 and 2012.

Share-based compensation

Share-based compensation

Share-based payments to employees are measured based on the fair values of share option on the grant dates and recognized as compensation expense over the requisite service periods on a straight-line basis with a corresponding addition to paid-in capital provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date.

Share awards issued to consultants are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods are received. The Group uses the Black-Scholes option pricing model to measure the value of options granted to consultants and employees at each measurement date.

For the share options granted with performance condition, share-based compensation expense is recognized based on the probable outcome of the performance condition. A performance condition is not taken into consideration in determining fair value of the options granted.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments. Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income (loss) in two separate but consecutive statements. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding the presentation of comprehensive income (loss).

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, allowance for doubtful accounts, income taxes, fair value and impairment of cost method investments, fair value and impairment of goodwill and intangible assets, business acquisition and share-based compensation.

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash balances in RMB as of December 31, 2011 and 2012 were RMB775.6 million (an equivalent of US$123.2 million) and RMB703.7 million (an equivalent of US$113.0 million), representing 88.4% and 96.9% of the cash and cash equivalents as of December 31, 2011 and 2012 respectively.

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable and notes receivable. As of December 31, 2011 and 2012, substantially all of the Group’s cash and cash equivalents were deposited in the financial institutions located in the PRC. Notes receivable represents bank drafts drawn upon the financial institutions located in the PRC. The Group uses state-owned financial institutions that management believes are of high credit quality to mitigate the risks associated with cash and cash equivalents and notes receivable. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and ongoing monitoring process on outstanding balances. Customer A accounted for more than 10% of accounts receivable as of December 31, 2012 and customer B accounted for more than 10% of accounts receivable as of December 31, 2011. For the years ended December 31, 2010, 2011 and 2012, there were no customers who accounted for 10% or more of the Group’s revenues.

Accounting pronouncements recently adopted

Accounting pronouncements recently adopted

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements, as the Group chose to directly perform the two-step goodwill impairment test for 2012.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect update the pronouncement issued in June 2011. The Group adopted this guidance effective January 1, 2012 and presented the total consolidated statements of comprehensive income in two separate but consecutive statements.

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

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Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicate that the highest-and- best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

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Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

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Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

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Fair value of an instrument classified in a reporting entity’s stockholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group adopted this pronouncement effectively January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

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Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

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Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

For public entities, the guidance is effective for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group will adopt this pronouncement on January 1, 2013, and do not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In December 2011, the Financial Accounting Standards Board (“FASB”) has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance to have a significant impact on its consolidated financial statements.